UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Macquarie Fund Adviser, LLC
Address:   125 West 55th Street
           New York, NY 10019
          __________________________________________

Form 13F File Number: 28-11525___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rose E. Barry
Title:   Chief Compliance Officer
Phone:   212-231-1572

Signature, Place, and Date of Signing:

/s/ Rose E. Barry                      New York, NY              May 14, 2006
 [Signature]                           [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      6

Form 13F Information Table Value Total:     152,804
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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


                                            FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2       COLUMN 3      COLUMN 4          COLUMN 5       COLUMN 6       COLUMN 7     COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                         TITLE                      VALUE        SHS OR  SH/ PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER         OF CLASS       CUSIP        (X$1000)     PRN AMT  PRN CALL   DISCRETION     MANAGERS     SOLE SHARED NONE

Ameren                 common        23608102       17,302               347,300      sole                      347,300  SOLE

Amerigas Partners      common        30975106       25,531               853,300      sole                      752,000  SOLE
                                                                                                                101,300  NONE
Consolidated Edison    common       209115104       16,965               390,000      sole                      390,000  SOLE
Enbridge Energy        common       29250R106       29,952               685,400      sole                      550,200  SOLE
                                                                                                                135,200  NONE
Kinder Morgan Energy   common       494550106       30,835               640,000      sole                      515,000  SOLE
                                                                                                                125,000  NONE
Magellan Midstream     common       559080106       32,219               980,200      sole                       790200  SOLE
                                                                                                                 190000  NONE
